Non-cash Investing and Financing Transaction (Details) (USD $)	1 Months Ended				2 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Jun. 30, 2012	Feb. 29, 2012	Feb. 29, 2012	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Jun. 30, 2014	Mar. 06, 2013	Mar. 31, 2013
Non-cash Investing and Financing Transaction (Details) [Line Items]
Related Party Accrued Interest Added to Principal Balances of Original Notes				$ 838,601
Debt Conversion, Original Debt, Amount				10,811,500
Debt Conversion Original Debt Interest Amount Converted				974,311
Adjustments to Additional Paid in Capital, Other				(405,602)
Adjustments to Additional Paid in Capital, Warrant Issued					383,204
Debt Instrument, Convertible, Beneficial Conversion Feature					383,204			383,204
Stock Issued During Period, Shares, New Issues (in Shares)	9,201,684	5,454,523	1,500,000
Stock Issued During Period, Value, New Issues							6,499,550
Deferred Offering Costs	24,219							24,219
Transfer from Inventory to Property and Equipment						163,553	143,372	339,802
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment							1,495,877	1,199,029
ClearPoint Reusable Components [Member]
Non-cash Investing and Financing Transaction (Details) [Line Items]
Transfer from Inventory to Property and Equipment									172,542
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment							115,952		86,812
Boston Scientific Notes [Member]
Non-cash Investing and Financing Transaction (Details) [Line Items]
Notes Payable Cancelled, Principal Amount										4,338,601
Issued to Placement Agents and Subagents [Member]
Non-cash Investing and Financing Transaction (Details) [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued				237,299
April 2011 Note [Member]
Non-cash Investing and Financing Transaction (Details) [Line Items]
Accrued Interest Added to Principal Balance of a Note Payable											389,444	389,444
Increase in Principal Balance of Note Payable											1,900,000	1,900,000
Purchase of Software Licenses [Member]
Non-cash Investing and Financing Transaction (Details) [Line Items]
Stock Issued During Period, Value, New Issues			1,050,000
Accounts Payable [Member]
Non-cash Investing and Financing Transaction (Details) [Line Items]
Stock Issued During Period, Value, New Issues			612,500